CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (143,516)	$ (1,006,333)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	59,044	180,593
Amortization of debt discount		541,893
Share-based payments	683,483	1,009,201
(Increase) decrease in operating assets:
(Increase) decrease in accounts receivable	(2,514,774)	(1,091,773)
Increase in inventories	(1,567,751)	(634,906)
Decrease in prepaid expenses and other	15,802	56,306
Decrease in vendor deposits	21,000
Increase (decrease) in operating liabilities:
Increase in accounts payable	3,881,286	(487,410)
Increase in accrued expenses and other	269,114
Increase (decrease) in deferred revenue	(862,414)	1,058,439
Net Cash Used In Operating Activities	(158,726)	(373,990)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of marketable securities	(15,412)	(500,000)
Patent license	(40,000)
Purchases of equipment	(45,483)	(121,280)
Net Cash Used In Investing Activities	(100,895)	(621,280)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross proceeds from exercise of warrants		245,714
Repayments of convertible debt		(42,000)
Repayments to shareholder	(124,846)	(24,450)
Net Cash Provided By (Used in) Financing Activities	(124,846)	179,264
NET DECREASE IN CASH AND CASH EQUIVALENTS	(384,467)	(816,006)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	585,549	1,492,135
CASH AND CASH EQUIVALENTS AT END OF PERIOD	201,082	676,129
Cash paid during the period for:
Income taxes
Interest	3,102	57,684
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Stock issued for note conversion		$ 1,000,000